Regulatory Capital Requirements (Details) $ in Thousands		Dec. 31, 2024 USD ($) Classification	Dec. 31, 2023 USD ($)
Trustco Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations Information [Abstract]
Number of classifications for prompt corrective action regulations provide | Classification		5
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 652,668	$ 636,327
Common equity Tier 1 capital		652,668	636,327
Tier 1 risk-based capital		652,668	636,327
Total risk-based capital		$ 696,767	$ 679,924
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		0.10618	0.10428
Common equity Tier 1 capital, ratio		0.18542	0.1828
Tier 1 risk-based capital, ratio		0.18542	0.1828
Total risk-based capital, ratio		0.19795	0.19532
Leverage Ratios [Abstract]
Tier 1 leverage ratio, well capitalized	[1]	0.05	0.05
Tier 1 leverage ratio, minimum for capital adequacy	[1],[2]	0.04	0.04
Common equity Tier 1 capital, well capitalized	[1]	0.065	0.065
Common equity Tier 1 capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.07	0.07
Tier 1 risk-based capital, well capitalized	[1]	0.08	0.08
Tier 1 risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.085	0.085
Total risk-based capital, well capitalized	[1]	0.10	0.10
Total risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.105	0.105
Common equity Tier 1 capital conservation buffer		0.025	0.025
Tier 1 risk based capital ratio, capital conservation buffer		0.025	0.025
Total risk based capital ratio, capital conservation buffer		0.025	0.025
TrustCo Bank Corp NY [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 679,651	$ 657,968
Common equity Tier 1 capital		679,651	657,968
Tier 1 risk-based capital		679,651	657,968
Total risk-based capital		$ 723,762	$ 701,577
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		0.11054	0.1078
Common equity Tier 1 capital, ratio		0.19303	0.18896
Tier 1 risk-based capital, ratio		0.19303	0.18896
Total risk-based capital, ratio		0.20556	0.20149
Leverage Ratios [Abstract]
Tier 1 leverage ratio, minimum for capital adequacy	[1],[2]	0.04	0.04
Common equity Tier 1 capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.07	0.07
Tier 1 risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.085	0.085
Total risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.105	0.105
Common equity Tier 1 capital conservation buffer		0.025	0.025
Tier 1 risk based capital ratio, capital conservation buffer		0.025	0.025
Total risk based capital ratio, capital conservation buffer		0.025	0.025

[1]	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized.
[2]	The December 31, 2024 and 2023 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent.